Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Ultimus Managers Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001545440
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2020
Document Effective Date	dei_DocumentEffectiveDate	Oct. 30, 2020
Prospectus Date	rr_ProspectusDate	Dec. 30, 2019
Marshfield Concentrated Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Marshfield Concentrated Opportunity Fund (the "Fund") seeks the dual goals of capital preservation and the long-term growth of principal, while targeting a pattern of performance at variance with that of the market.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 1, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" and "total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursement" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the fund and do not include "Acquired Fund Fees and Expenses".
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until January 1, 2022. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks the dual goals of capital preservation and long-term growth of principal, while targeting a pattern of performance at variance with that of the market. The Fund seeks to achieve its investment objective by investing principally in a portfolio of common stocks of companies traded on United States ("U.S.") securities exchanges or over-the-counter ("OTC") markets that exhibit low valuations based on the Adviser's analysis of the companies' intrinsic value. The Fund may invest in companies of any capitalization size, including large-cap, mid-cap, and small-cap companies. The Fund will typically hold from 16 to 24 equity securities plus a cash position. The cash position will, on average, be in the range of 0-25% of the portfolio and will be an output of the Adviser's buy and sell decisions, not a tactical maneuver.

The Adviser generally develops a list of U.S. exchange-traded and OTC companies for consideration to purchase using its proprietary screening process as described below. The Adviser performs a bottom-up analysis to identify companies that the Adviser believes are: (i) in an industry that allows the company to earn high returns on equity over time; (ii) imbued with a functional and resilient corporate culture; and (iii) trading at a price that is below the Adviser's estimated intrinsic value of the company.

The Adviser's screening process generally involves:

●	Rigorous analysis that entails developing an understanding of the ecosystem in which a company operates. The Adviser seeks to review all relevant materials about a company and its industry such as journal articles and securities filings, talk with the management personnel of both the subject company and its competitors, and research the economics underlying the relevant industry or industries in order to have a deep understanding of how the company works.

●	Determining the value of the company, which the Adviser conducts using conservative assumptions. The Adviser stress tests its valuation based upon a series of different scenarios and sets a target price that incorporates a substantial discount between the company's market price and the Adviser's estimate of the company's value (i.e. intrinsic value).

●	Selecting portfolio investments in companies that the Adviser believes: (i) are in an industry that allows the company to earn high returns on equity over time, (ii) pass the Adviser's tests of corporate culture (the internal compass expressed by the company's attitude toward customers and shareholders), industry structure (attributes like competitive rivalry and the discipline to remain focused on maintaining and exploiting advantages) and management quality (integrity, courage and resolve) and (iii) are trading at a price that is below the Adviser's estimate intrinsic value of the company.

●	Continuous review of all Fund holdings with ongoing monitoring of the financial performance of each company in the portfolio as well as analysis of whether each holding is performing as the Adviser's conceptual case suggested.

The Adviser's approach emphasizes the potential long-term health of a company rather than the short-term performance of the company. The Adviser normally purchases stock in a company with the intention of holding the investment for an extended period of time. However, the Adviser may sell a portfolio holding if it determines any of the following circumstances exist:

●	The company fails to perform as anticipated;

●	The company's or the relevant industry's outlook has changed for the worse;

●	Systemic risk to the portfolio should be limited, as with too great an exposure to a single industry or sector of the economy;

●	A company's stock becomes excessively overvalued in relationship to its intrinsic value; or

●	The Adviser decides to readjust the size of the Fund's investment in the company's stock (e.g. the company's stock comprises too great a portion of the Fund, such as if the value of the company's stock exceeds 20% of the Fund's portfolio).

The Fund may hold out-of-favor stocks rather than popular ones. The Fund's portfolio will be focused and therefore may at times hold stocks in only a few companies. While the Adviser does not intend to focus on any particular sector or industry in making investments for the Fund, at any given time the Fund may have a substantial investment in a particular sector or industry if the Adviser determines such investment to be the best available for the Fund. The Adviser is willing to hold cash and will buy stocks opportunistically when prices are attractive in the Adviser's estimation.

The Fund is a "non-diversified fund," which means that it may invest more of its assets in the securities of a single issuer or a small number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategies depends largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are generally described below.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock's value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company's share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. During periods of market volatility, stock prices can change drastically, and you could lose money over short or long term periods.

Equity Securities Risk. Equity prices are volatile and the value of such securities in the Fund's portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. Under such circumstances, price of the Fund's shares will also decline.

●	Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●	Small-Capitalization and Mid-Capitalization Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-capitalization companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. In addition, in many instances, small- and mid-capitalization companies are traded only OTC or on a regional securities exchange, and the frequency and volume of their trading is less than is typical of large-capitalization companies. Due to these and other factors, stocks of small- and mid-capitalization companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance.

Management Style Risk. The portfolio manager's method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser's investment process and there is no guarantee that the Adviser's judgments about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Industry and Sector Risk. The Fund may, at times, be more heavily invested in certain industries or sectors, which may cause the value of the Fund's shares to be especially sensitive to factors and economic conditions or risks that specifically affect those industries or sectors and may cause the Fund's share price to fluctuate more widely than shares of a mutual fund that invests in a broader range of industries or sectors.

Value Stock Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company's true business value or because the Adviser's assessment of the company's prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund's value investment style may go out of favor with investors, negatively affecting the Fund's performance.

Non-Diversified Status Risk. The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-855-691-5288 or by visiting the Fund's website at www.marshfieldfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-691-5288
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.marshfieldfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date return through September 30, 2019 is 27.90%.

Quarterly Returns During This Time Period

Highest: 8.02% (quarter ended September 30, 2018)

Lowest: (7.84%) (quarter ended December 31, 2018)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Period Ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").

Marshfield Concentrated Opportunity Fund | S&P 500 Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2015
Marshfield Concentrated Opportunity Fund | Marshfield Concentrated Opportunity Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRFOX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of the amount redeemed within 7 days after purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Reductions and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.03%
One Year	rr_ExpenseExampleYear01	$ 105
Three Years	rr_ExpenseExampleYear03	350
Five Years	rr_ExpenseExampleYear05	636
Ten Years	rr_ExpenseExampleYear10	$ 1,452
Annual Return 2016	rr_AnnualReturn2016	14.78%
Annual Return 2017	rr_AnnualReturn2017	25.93%
Annual Return 2018	rr_AnnualReturn2018	1.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	27.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.84%)
1 Year	rr_AverageAnnualReturnYear01	1.92%
Since Inception	rr_AverageAnnualReturnSinceInception	13.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2015
Marshfield Concentrated Opportunity Fund | Marshfield Concentrated Opportunity Fund Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.45%
Since Inception	rr_AverageAnnualReturnSinceInception	12.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2015
Marshfield Concentrated Opportunity Fund | Marshfield Concentrated Opportunity Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.46%
Since Inception	rr_AverageAnnualReturnSinceInception	10.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2015

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	"Total Annual Fund Operating Expenses" and "total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursement" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the fund and do not include "Acquired Fund Fees and Expenses".
[3]	Marshfield Associates, Inc. (the "Adviser") has contractually agreed, until January 1, 2022, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of such Fund's business) to an amount not exceeding 0.99% of the Fund's average daily net assets. Prior to December 1, 2020, the Adviser contractually agreed to limit the Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of such Fund's business) to an amount not exceeding 1.10% of the Fund's average daily net assets. Management Fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and/or expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to January 1, 2022, this agreement may not be modified or terminated without the approval of the Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.